Annual Fund Operating Expenses - The Tocqueville Fund	Feb. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
The Tocqueville Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	1.20%	[1]

[1]	The Advisor has contractually agreed to waive the Fund’s management fees and/or reimburse expenses in order to ensure that the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.20% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2027 and may not be terminated by the Advisor before such time.